Acqusitions and Divestitures (Schedule of Acquired Assets and Liabilities) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 02, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 07, 2013	Dec. 31, 2012
Consideration paid:
Equity Consideration		$ (72,791,000)
Goodwill		$ 191,307,000	$ 145,932,000	$ 141,943,000		$ 134,242,000
Mountain National Bank | Acquired From FDIC
Assets:
Cash and cash equivalents					$ 54,872,000
Interest-bearing cash					26,984,000
Securities available-for-sale					73,948,000
Loans, net of unearned income					249,001,000
Core deposit intangible					0
Premises and equipment					10,359,000
Real estate acquired by foreclosure					33,294,000
Deferred tax asset					(286,000)
Other assets					3,375,000
Total assets acquired					451,547,000
Liabilities:
Deposits					362,098,000
Securities sold under agreements to repurchase					1,930,000
Federal Home Loan Bank advances					50,040,000
Other liabilities					2,547,000
Total liabilities assumed					416,615,000
Acquired noncontrolling interest					117,000
Total liabilities assumed and acquired noncontrolling interest					416,732,000
Net assets acquired					34,815,000
Mountain National Bank | Purchase Accounting Fair Value Adjustments
Assets:
Cash and cash equivalents					0
Interest-bearing cash					0
Securities available-for-sale					(440,000)
Loans, net of unearned income					(33,094,000)
Core deposit intangible					3,200,000
Premises and equipment					3,755,000
Real estate acquired by foreclosure					(10,930,000)
Deferred tax asset					3,097,000
Other assets					(461,000)
Total assets acquired					(34,873,000)
Liabilities:
Deposits					2,000,000
Securities sold under agreements to repurchase					0
Federal Home Loan Bank advances					5,586,000
Other liabilities					0
Total liabilities assumed					7,586,000
Acquired noncontrolling interest					57,000
Total liabilities assumed and acquired noncontrolling interest					7,643,000
Consideration paid:
Aggregate purchase accounting/fair value adjustments					(42,516,000)
Mountain National Bank | As Recorded by FHN
Assets:
Cash and cash equivalents					54,872,000
Interest-bearing cash					26,984,000
Securities available-for-sale					73,508,000
Loans, net of unearned income					215,907,000
Core deposit intangible					3,200,000
Premises and equipment					14,114,000
Real estate acquired by foreclosure					22,364,000
Deferred tax asset					2,811,000
Other assets					2,914,000
Total assets acquired					416,674,000
Liabilities:
Deposits					364,098,000
Securities sold under agreements to repurchase					1,930,000
Federal Home Loan Bank advances					55,626,000
Other liabilities					2,547,000
Total liabilities assumed					424,201,000
Acquired noncontrolling interest					174,000
Total liabilities assumed and acquired noncontrolling interest					424,375,000
Consideration paid:
Goodwill					$ 7,701,000
Trustatlantic Financial Corporation | As Acquired
Assets:
Cash and cash equivalents	$ 18,801,000
Securities available-for-sale	73,822,000
Loans, net of unearned income	298,050,000
Allowance for loan losses	(4,639,000)
Core deposit intangible	84,000
Goodwill	3,721,000
Premises and equipment	2,353,000
Real estate acquired by foreclosure	1,018,000
Deferred tax asset	2,940,000
Other assets	10,638,000
Total assets acquired	406,788,000
Liabilities:
Deposits	342,788,000
Other liabilities	3,173,000
Total liabilities assumed	345,961,000
Net assets acquired	60,827,000
Trustatlantic Financial Corporation | Purchase Accounting Fair Value Adjustments
Assets:
Cash and cash equivalents	0
Securities available-for-sale	(10,000)
Loans, net of unearned income	(16,106,000)
Allowance for loan losses	4,639,000
Core deposit intangible	1,866,000
Goodwill	(3,721,000)
Premises and equipment	1,214,000
Real estate acquired by foreclosure	(95,000)
Deferred tax asset	4,262,000
Other assets	1,135,000
Total assets acquired	(6,816,000)
Liabilities:
Deposits	1,300,000
Other liabilities	1,407,000
Total liabilities assumed	2,707,000
Net assets acquired	(9,523,000)
Trustatlantic Financial Corporation | As Recorded by FHN
Assets:
Cash and cash equivalents	18,801,000
Securities available-for-sale	73,812,000
Loans, net of unearned income	281,944,000
Allowance for loan losses	0
Core deposit intangible	1,950,000
Goodwill	0
Premises and equipment	3,567,000
Real estate acquired by foreclosure	923,000
Deferred tax asset	7,202,000
Other assets	11,773,000
Total assets acquired	399,972,000
Liabilities:
Deposits	344,088,000
Other liabilities	4,580,000
Total liabilities assumed	348,668,000
Net assets acquired	51,304,000
Consideration paid:
Equity Consideration	(72,791,000)
Cash	(23,888,000)
Total consideration paid	(96,679,000)
Goodwill	$ 45,375,000